Income Tax (Reconciliation of Provision for Taxes) (Detail)	3 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Abstract]
Provision at Federal Statutory Rate	35.00%		35.00%	35.00%	35.00%
State and Local Income Taxes, net of Federal Benefit			1.60%	1.30%	2.20%
Foreign Rate Variance			(14.60%)	(16.20%)	(17.00%)
U.S. Tax Impact on Foreign Earnings			5.80%	5.90%	8.00%
Nondeductible/Nontaxable Items			(1.00%)	(0.70%)	0.20%
Deferred State Tax Rate Adjustment					(0.80%)
Other			1.50%	0.60%	2.30%
Effective Income Tax Rate	18.50%	29.80%	28.30%	25.90%	29.90%